Recurring Fair Value Measurements - Summary of held-to-maturity and Level 1 in the hierarchy of fair value measurements (Details) - Armada Acquisition Corp I [Member]	Sep. 30, 2022 USD ($)
Schedule of Held-to-Maturity Securities [Line Items]
Carrying Value as of September 30, 2022	$ 150,844,925
Gross Unrealized Gains	19,242
Gross Unrealized Losses	0
Debt Securities, Held-to-Maturity, Fair Value, Noncurrent, Total	150,864,167
Cash [Member]
Schedule of Held-to-Maturity Securities [Line Items]
Carrying Value as of September 30, 2022	320
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Debt Securities, Held-to-Maturity, Fair Value, Noncurrent, Total	320
U.S. Treasury Bills [Member]
Schedule of Held-to-Maturity Securities [Line Items]
Carrying Value as of September 30, 2022	150,844,605
Gross Unrealized Gains	19,242
Gross Unrealized Losses	0
Debt Securities, Held-to-Maturity, Fair Value, Noncurrent, Total	$ 150,863,847